Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of financial information of associates	The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

For the years ended and as at December 31,	2025	2024
Carrying amount of interests in joint ventures and associates	$1,651	$1,796
Our share of:
Net income (loss)	120	19
Other comprehensive income (loss)	(195)	194
Total comprehensive income (loss)	$(75)	$213

Schedule of financial information of joint ventures	The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

For the years ended and as at December 31,	2025	2024
Carrying amount of interests in joint ventures and associates	$1,651	$1,796
Our share of:
Net income (loss)	120	19
Other comprehensive income (loss)	(195)	194
Total comprehensive income (loss)	$(75)	$213

Schedule of information on interests in unconsolidated structured entities
Information on our interests in unconsolidated structured entities is as follows:

As at December 31,			2025		2024
Type of structured entity	Type of investment held	Consolidated Statements of Financial Position line item	Carrying amount	Maximum exposure to loss(1)	Carrying amount	Maximum exposure to loss(1)
Securitization entities — third-party managed	Debt securities	Debt securities	$14,197	$14,197	$12,406	$12,406
Securitization entities — third-party managed	Short-term securities	Cash, cash equivalents and short-term securities	$991	$991	$1,048	$1,048
Investment funds — third-party managed	Investment fund units	Equity securities	$11,080	$11,080	$8,494	$8,494
Investment funds — company managed(2)	Investment fund units and Limited partnership units	Equity securities, Other financial invested assets, and Other non-financial invested assets	$4,229	$4,229	$4,119	$4,119
Limited partnerships — third-party managed	Limited partnership units	Other financial invested assets and Other non-financial invested assets	$3,396	$3,396	$3,292	$3,292

(1)    The maximum exposure to loss is the maximum loss that we could record through comprehensive income as a result of our involvement with these entities.
(2)    Includes investments in funds managed by our joint ventures with a carrying amount of $88 (2024 — $99).